GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Management fee to related party	$ 363	$ 307	$ 245
Directors and officers insurance	86	80	82
Salary and wages	2,904	2,859	2,202
Audit, legal and consultants	1,099	624	954
Legal fees, Nordic Galaxy	2,362	1,500	0
Administrative services provided by related party	3,821	3,686	2,514
Other fees and expenses	1,631	1,576	1,670
Total General and Administration expense with cash effect	12,266	10,632	7,667
Compensation - Restricted shares to Manager	67	2,838	5,366
Share-based Compensation	1,320	60	180
Deferred compensation plan	1,741	2,450	1,606
Total General and Administrative expense without cash effect	3,128	5,348	7,152
Total, end of period	$ 15,394	$ 15,980	$ 14,819
Total number of vessels	20	17	15